UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2005                                                     (Unaudited)




LARGE CAP CORE EQUITY                   Value
FUND                       Shares       (000)
-----------------------------------------------------
COMMON STOCK (97.7%)
AEROSPACE & DEFENSE (2.0%)
  United Technologies       45,450      $  4,576
                                        ---------
AIR CONDITIONING AND HEATING (0.4%)
  American Standard*        25,000         1,001
                                        ---------
AIR TRANSPORTATION (3.5%)
  FedEx                     65,000         6,217
  Southwest Airlines       122,000         1,767
                                        ---------
                                           7,984
                                        ---------
AUTOMOTIVE (2.2%)
  General Motors           115,000         4,233
  Paccar                    13,000           919
                                        ---------
                                          5,152
                                        ---------
BANKS (7.1%)
  Bank of America          108,172         5,016
  JPMorgan Chase            38,650         1,443
  Mellon Financial          79,000         2,318
  National City             83,500         2,968
  Wachovia                  85,245         4,676
                                        ---------
                                          16,421
                                        ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
  Comcast*                  34,000         1,094
                                        ---------
CHEMICALS (0.9%)
  EI Du Pont de Nemours     42,600         2,026
                                        ---------
COMPUTERS & SERVICES (9.3%)
  Adobe Systems             38,000         2,162
  Cisco Systems*           228,200         4,117
  Dell*                    117,000         4,886
  EMC Corp/Massachusetts*   87,000         1,140
  International Business
     Machines               25,000         2,335
  Microsoft                209,700         5,511
  Oracle*                   94,000         1,294
                                        ---------
                                          21,445
                                        ---------
COSMETICS & TOILETRIES (2.2%)
  Colgate-Palmolive         52,800         2,774
  Procter & Gamble          44,500         2,369
                                        ---------
                                           5,143
                                        ---------
DATA PROCESSING (1.6%)
  Automatic Data
  Processing                83,500         3,631
                                        ---------
ELECTRICAL SERVICES (1.4%)
  Dominion Resources        45,000         3,122
                                        ---------
ELECTRONICS MANUFACTURING (2.1%)
  Emerson Electric          70,000         4,707
                                        ---------
FINANCIAL SERVICES (7.0%)
  Citigroup                130,800         6,416
  Fannie Mae                20,100         1,298
  Goldman Sachs Group       46,500         5,015


LARGE CAP CORE EQUITY                   Value
FUND                      Shares        (000)
-----------------------------------------------------
  MBNA                     124,000      $  3,296
                                        ---------
                                          16,025
                                        ---------
FOOD, BEVERAGE & TOBACCO (5.0%)
  Anheuser-Busch            34,400         1,692
  Coca-Cola                 69,000         2,863
  General Mills             50,000         2,649
  PepsiCo                   79,900         4,291
                                        ---------
                                          11,495
                                        ---------
GAS/NATURAL GAS (1.6%)
  KeySpan                   94,000         3,710
                                        ---------
HEALTH CARE (8.0%)
  Baxter International      80,100         2,704
  Biomet                    71,000         3,016
  Eli Lilly                 25,000         1,356
  Johnson & Johnson         76,000         4,917
  Manor Care                36,000         1,244
  WellPoint Health
  Networks*                 42,000         5,103
                                        ---------
                                          18,340
                                        ---------
INSURANCE (4.8%)
  Allstate                 103,000         5,196
  American International
  Group                     78,100         5,177
  Lincoln National          15,675           723
                                        ---------
                                          11,096
                                        ---------
MACHINERY (0.6%)
  Fortune Brands            16,000         1,344
                                        ---------
MANUFACTURING (3.3%)
  General Electric         211,049         7,625
                                        ---------
METALS (1.1%)
  Alcoa                     89,000         2,626
                                        ---------
PETROLEUM & FUEL PRODUCTS (7.9%)
  ConocoPhillips            57,854         5,368
  Devon Energy              22,000           895
  Exxon Mobil              116,484         6,011
  Marathon Oil              70,000         2,711
  Schlumberger              47,000         3,198
                                        ---------
                                          18,183
                                        ---------
PHARMACEUTICALS (5.3%)
  Abbott Laboratories       30,000         1,351
  Amgen*                    80,000         4,979
  Bristol-Myers Squibb      80,000         1,875
  Pfizer                   163,400         3,948
                                        ---------
                                          12,153
                                        ---------
PRECIOUS METALS (1.3%)
  Newmont Mining            71,000         2,953
                                        ---------
PRINTING & PUBLISHING (0.5%)
  Gannett                   13,000         1,041
                                        ---------
RAILROADS (0.5%)
  Union Pacific             19,000         1,132
                                        ---------
RETAIL (9.0%)
  Best Buy                  85,000         4,572

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2005                                                     (Unaudited)


LARGE CAP CORE EQUITY    Shares/Face      Value
FUND                     Amount (000)     (000)
-----------------------------------------------------
RETAIL (CONTINUED)
  Home Depot               113,200      $  4,670
  Nordstrom                 63,000         3,040
  Wal-Mart Stores           92,900         4,868
  Walgreen                  85,000         3,622
                                        ---------
                                          20,772
                                        ---------
SEMI-CONDUCTORS/INSTRUMENTS (3.7%)
  Analog Devices            52,000         1,866
  Intel                    218,000         4,894
  Jabil Circuit*            72,000         1,697
                                        ---------
                                           8,457
                                        ---------
TELEPHONES & TELECOMMUNICATIONS (4.4%)
  Alltel                    67,000         3,687
  Nextel Communications*    23,000           660
  Nokia Oyj ADR*           149,000         2,277
  Verizon Communications    96,962         3,451
                                        ---------
                                          10,075
                                        ---------
WHOLESALE (0.5%)
  Sysco                     33,000         1,154
                                        ---------
TOTAL COMMON STOCK
  (Cost $202,924)                        224,483
                                        ---------
FOREIGN COMMON STOCK (1.5%)
ENTERTAINMENT (1.0%)
  News                     130,000         2,285
                                        ---------
PHARMACEUTICALS (0.5%)
  Teva Pharmaceutical
  Industries                41,000         1,178
                                        ---------
TOTAL FOREIGN COMMON STOCK
  (Cost $3,723)                            3,463
                                        ---------
MONEY MARKET (0.0%)
  SEI Daily Income Trust,
  Prime Obligation Fund,
     Cl A
  (Cost $86)                85,548            86
                                        ---------
REPURCHASE AGREEMENT (0.8%)
 Merrill Lynch
  1.990%, dated 01/31/05, to
  be repurchased on
  02/01/05, repurchase price
  $1,807,311 (collateralized
  by various FNMA/FHLMC
  obligations, ranging in par
  value $22,000-$19,000,000,
  3.181%-7.500%, 05/01/19-
  05/15/32, with a total
  market value $1,843,370)
  (Cost $1,807)            $ 1,807         1,807
                                        ---------
TOTAL INVESTMENTS (100.0%)
  (Cost $208,540)+                      $229,839
                                        =========
PERCENTAGES ARE BASED ON NET ASSETS OF $229,862,066.

* NON-INCOME PRODUCING SECURITY.


-----------------------------------------------------
ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE
FUND'S INVESTMENTS WAS $208,539,765, AND THE
UNREALIZED APPRECIATION AND DEPRECIATION WERE
$31,065,242 AND $(9,765,744), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY
REGARDING VALUATION OF INVESTMENTS AND OTHER
SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL
STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2005                                                     (Unaudited)




                                        Value
MID CAP VALUE FUND        Shares        (000)
-----------------------------------------------------
COMMON STOCK (83.6%)
AGRICULTURE (5.2%)
  Bunge                     75,100     $  4,246
                                       ---------
APPAREL/TEXTILES (1.7%)
  Kellwood                  10,000          289
  Liz Claiborne             26,000        1,091
                                       ---------
                                          1,380
                                       ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (3.7%)
  EW Scripps                 8,900          413
  IAC/InterActiveCorp*      86,300        2,091
  Liberty Media*            51,200          534
                                       ---------
                                          3,038
                                       ---------
BUILDING & CONSTRUCTION (0.1%)
  Fleetwood Enterprises*    10,800           95
                                       ---------
CABLE TELEVISION (2.7%)
  Liberty Media
  International*             2,560          116
  Shaw Communications,
     Cl B                  120,000        2,083
                                       ---------
                                          2,199
                                       ---------
CHEMICALS (4.9%)
  Agrium                   194,000        3,131
  Methanex                  52,700          850
                                       ---------
                                          3,981
                                       ---------
CONSUMER NON-DURABLES (4.4%)
  International Flavors &
     Fragrances             84,800        3,580
                                       ---------
ELECTRIC UTILITIES (4.1%)
  Constellation Energy
  Group                     37,500        1,875
  SCANA                     39,000        1,523
                                       ---------
                                          3,398
                                       ---------
ENTERTAINMENT (0.7%)
  Metro-Goldwyn-Mayer       45,000          536
                                       ---------
FINANCIAL SERVICES (0.8%)
  eFunds*                   30,000          669
                                       ---------
FOOD, BEVERAGE & TOBACCO (2.2%)
  ConAgra Foods             59,900        1,767
                                       ---------
HEALTH CARE (12.5%)
  Endo Pharmaceuticals
     Holdings*              65,500        1,376
  Gentiva Health Services*  38,000          604
  Hospira*                  56,300        1,627
  Laboratory Corp. of
     America Holdings*      13,300          636
  Medco Health Solutions*   42,900        1,826
  Medimmune*                70,500        1,668
  Quest Diagnostics          6,500          620


                                        Value
MID CAP VALUE FUND        Shares        (000)
-----------------------------------------------------
  WellChoice*               35,000     $  1,863
                                       ---------
                                         10,220
                                       ---------
INSURANCE (10.2%)
  Arch Capital Group*       79,200        2,909
  Axis Capital Holdings      6,100          167
  Montpelier Re Holdings    22,000          824
  Unitrin                   59,900        2,565
  Willis Group Holdings     48,800        1,888
                                       ---------
                                          8,353
                                       ---------
OIL & GAS SERVICES (3.5%)
  Input/Output*            127,100          801
  Newpark Resources*       396,800        2,063
                                       ---------
                                          2,864
                                       ---------
PAPER & PAPER PRODUCTS (0.5%)
  Longview Fibre            26,700          415
                                       ---------
PETROLEUM & FUEL PRODUCTS (15.2%)
  Delta Petroleum*         173,900        2,553
  EnCana                    86,848        5,132
  Premcor*                  72,200        3,465
  Todco*                    49,400        1,014
  Transocean*                6,300          277
                                       ---------
                                         12,441
                                       ---------
PROFESSIONAL SERVICES (1.5%)
 Gartner, Cl A*             74,900          846
  Gartner, Cl B*            38,200          425
                                       ---------
                                          1,271
                                       ---------
RAILROADS (0.7%)
  Florida East Coast
  Industries                13,000          560
                                       ---------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
  Archstone-Smith Trust     25,000          858
                                       ---------
RETAIL (5.6%)
  Albertson's              116,300        2,661
  Blockbuster              154,900        1,419
  Triarc                    35,200          545
                                       ---------
                                          4,625
                                       ---------
TRANSPORTATION SERVICES (2.4%)
  Laidlaw International*    54,000        1,175
  Sirva*                    90,250          800
                                       ---------
                                          1,975
                                       ---------
TOTAL COMMON STOCK
  (Cost $54,073)                         68,471
                                       ---------

SCHEDULE OF INVESTMENTS                 SYNOVUS FUNDS
January 31, 2005                          (Unaudited)


                       Shares/Face
                          Amount        Value
MID CAP VALUE FUND         (000)        (000)
-----------------------------------------------------
FOREIGN COMMON STOCK (8.6%)
BUILDING & CONSTRUCTION SUPPLIES (0.9%)
  Chicago Bridge & Iron -
     NY Shares              20,000     $    756
                                       ---------
CHEMICALS (1.5%)
  Nova Chemicals            26,200        1,183
                                       ---------
REAL ESTATE (3.2%)
  MI Developments, Cl A     86,200        2,651
                                       ---------
TRANSPORTATION SERVICES (3.0%)
  Royal Nedlloyd*           16,700          836
  Stolt-Nielsen*            48,100        1,624
                                       ---------
                                          2,460
                                       ---------
TOTAL FOREIGN COMMON STOCK
  (Cost $4,342)                           7,050
                                       ---------
MONEY MARKETS (2.0%)
  SEI Daily Income Trust,
     Government Fund,
     Cl A                1,190,985        1,191
  SEI Daily Income Trust,
     Prime Obligation
     Fund, Cl A            435,464          435
                                       ---------
TOTAL MONEY MARKETS
  (Cost $1,626)                           1,626
                                       ---------


REPURCHASE AGREEMENT (5.7%)
 Merrill Lynch
  1.990%, dated 01/31/05, to
  be repurchased on
  02/01/05, repurchase price
  $4,689,091 (collateralized
  by various FNMA/FHLMC
  obligations, ranging in par
  value $54,235-$33,550,000,
  3.474%-7.150%, 01/01/09-
  07/25/33, with a total
  market value $4,782,591)
  (Cost $4,689)            $ 4,689        4,689
                                       ---------
TOTAL INVESTMENTS (99.9%)
  (Cost $64,730)+                      $ 81,836
                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $81,933,038.

* NON-INCOME PRODUCING SECURITY.


-----------------------------------------------------
CL -- CLASS

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

NY -- NEW YORK

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE
FUND'S INVESTMENTS WAS $64,730,372, AND THE
UNREALIZED APPRECIATION AND DEPRECIATION WERE
$20,235,577 AND $(3,130,126), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY
REGARDING VALUATION OF INVESTMENTS AND OTHER
SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE
FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL
STATEMENTS.

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2005                                                     (Unaudited)




                           Face
INTERMEDIATE-TERM BOND    Amount        Value
FUND                       (000)        (000)
-----------------------------------------------------
CORPORATE OBLIGATIONS (47.8%)
AUTOMOTIVE (2.6%)
  DaimlerChrysler
    4.050%, 06/04/08      $  5,000     $  4,975
                                       --------
BANKS (1.6%)
  Bank of America
    3.375%, 02/17/09         3,000        2,932
                                       --------
BROADCASTING, NEWSPAPERS & ADVERTISING (4.8%)
  Comcast
    5.850%, 01/15/10         3,000        3,201
 Motorola
    7.625%, 11/15/10         5,000        5,794
                                       --------
                                          8,995
                                       --------
CHEMICALS (1.7%)
  Dow Chemical
    5.750%, 12/15/08         3,000        3,183
                                       --------
COMPUTERS - HARDWARE (1.6%)
  Hewlett-Packard
    3.625%, 03/15/08         3,000        2,978
                                       --------
ENTERTAINMENT (1.1%)
  Walt Disney, MTN
    5.500%, 12/29/06         2,000        2,063
                                       --------
FINANCIAL SERVICES (17.1%)
  CIT Group, MTN
    4.750%, 12/15/10         3,000        3,067
  Fannie Mae
    4.250%, 05/15/09        10,000       10,140
    3.300%, 06/02/09         5,000        4,871
  General Electric
   Capital,
    Ser A, MTN
    4.250%, 01/15/08         5,000        5,063
  Household Finance
    4.125%, 12/15/08         3,000        3,004
  John Deere Capital
    4.500%, 08/22/07         3,000        3,054
  Lehman Brothers Holdings
    4.000%, 01/22/08         3,000        3,008
                                       --------
                                         32,207
                                       --------
FOOD, BEVERAGE & TOBACCO (1.8%)
  Coca-Cola Enterprises
    6.125%, 08/15/11         3,000        3,300
                                       --------
INSURANCE (2.2%)
  Lion Connecticut Holding
    7.125%, 08/15/06         4,000        4,206
                                       --------

MEDICAL PRODUCTS & SERVICES (2.7%)
  Baxter International
    5.250%, 05/01/07         5,000        5,138
                                       --------


                            Face
INTERMEDIATE-TERM BOND     Amount       Value
FUND                       (000)        (000)
-----------------------------------------------------
METALS (2.3%)
  Alcoa
    4.250%, 08/15/07       $ 4,210     $  4,260
                                       --------

PETROLEUM REFINING (2.7%)
  Marathon Oil
    5.375%, 06/01/07         5,000        5,176
                                       --------
PHARMACEUTICALS (1.6%)
  Abbott Laboratories
    3.500%, 02/17/09         3,000        2,961
                                       --------
SPECIALTY MACHINERY (2.3%)
  Honeywell
    7.000%, 03/15/07         4,080        4,350
                                       --------
TELEPHONES & TELECOMMUNICATIONS (1.7%)
  SBC Communications
    6.125%, 02/15/08         3,000        3,163
                                       --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $88,754)                         89,887
                                       --------

U.S. GOVERNMENT AGENCY OBLIGATIONS (32.6%)
FHLMC (20.3%)

    5.750%, 03/15/09        10,000       10,713
    5.125%, 10/15/08         7,000        7,321
    4.250%, 07/15/09        10,000       10,141
    3.625%, 09/15/08        10,000        9,950
                                       --------
                                         38,125
                                       --------
FNMA (11.7%)

    7.000%, 05/01/11            78           82
    5.250%, 01/15/09         7,000        7,353
    3.250%, 08/15/08        10,000        9,820
    2.875%, 05/19/08         5,000        4,864
                                       --------
                                         22,119
                                       --------
FNMA, MTN (0.6%)

    6.875%, 09/10/12         1,000        1,072
                                       --------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $61,779)                         61,316
                                       --------

U.S. TREASURY OBLIGATIONS (13.2%)
  U.S. Treasury Notes
    3.875%, 02/15/13        10,000        9,897
    3.375%, 12/15/08        15,000       14,901
                                       --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $25,080)                         24,798
                                       --------

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2005                                                     (Unaudited)


                            Face
INTERMEDIATE-TERM BOND     Amount       Value
FUND                       (000)        (000)
-----------------------------------------------------
REPURCHASE AGREEMENT (5.6%)
 Merrill Lynch
  1.990%, dated 01/31/05, to
  be repurchased on 02/01/05,
  repurchase price
  $10,436,938 (collateralized
  by various FNMA/FHLMC
  obligations, ranging in par
  value  $183,619-
  $33,630,508,000 4.000%-
  8.000%, 02/15/16-02/15/34,
  with a total market value
  $10,645,096)
  (Cost $10,436)          $ 10,436     $ 10,436
                                       --------
TOTAL INVESTMENTS (99.2%)
  (Cost $186,049)+                     $186,437
                                       ========
PERCENTAGES ARE BASED ON NET ASSETS OF $188,026,236.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

SER -- SERIES

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $186,048,636, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,055,996 AND $(1,667,756), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments                                            Synovus Funds
January 31, 2005                                                     (Unaudited)




                           Face
GEORGIA MUNICIPAL BOND     Amount       Value
FUND                       (000)        (000)
-----------------------------------------------------
Municipal Bonds (95.3%)
  Alpharetta, GO
    5.000%, 05/01/08       $   250       $  268
  Atlanta, Metropolitan
    Atlanta Rapid Transit
    Authority, Sales Tax
    Revenue, Ser A, RB,
    MBIA
    5.500%, 07/01/14           200          212
  Atlanta, Metropolitan
    Atlanta Rapid Transit
    Authority, Sales Tax
    Revenue, Ser B, RB,
    MBIA
    5.100%, 07/01/14           500          539
    5.100%, 07/01/15           750          809
  Atlanta, Water & Sewer
    Authority, RB, ETM
    6.000%, 01/01/11           250          289
  Augusta, Water & Sewer
    Revenue, RB, FSA
    5.250%, 10/01/13           250          282
  Austell, Gas Authority, RB
    5.100%, 06/01/09           300          323
  Bibb County,
    Development
    Authority, Wesleyan
    College Project, RB,
    AMBAC
    4.700%, 10/01/11           300          323
  Bulloch County,
    Development
    Authority, Georgia
    Southern University
    Project, RB, AMBAC
    5.000%, 08/01/16           500          545
  Burke County,
    Development Authority
    of Pollution Control,
    Vogtle Project, RB
    4.450%, 01/01/32           500          525
  Carroll County, Water &
    Sewer Authority, RB,
    AMBAC
    5.000%, 07/01/12           500          548
  Central Valdosta,
    Development Authority, RB
    2.750%, 06/01/09           500          500
  Cherokee County, School
    District, GO
    5.250%, 08/01/16         1,200        1,332
    5.000%, 08/01/07           500          530
    5.000%, 08/01/08           400          430
    5.000%, 02/01/12           685          760
  Cherokee County, Water
    & Sewer Authority,
    RB, FSA
    4.500%, 08/01/13           500          536
  Clayton County,
    Hospital Authority,
    Southern Regional
    Medical Center
    Project, RB, MBIA
    5.250%, 08/01/11           300          341
  Clayton County, Water
    Authority, RB
    5.250%, 05/01/15         1,500        1,693
    4.500%, 05/01/10           280          300



                            Face
GEORGIA MUNICIPAL BOND     Amount       Value
FUND                       (000)        (000)
-----------------------------------------------------
  Cobb County, GO
    5.000%, 01/01/10        $  500       $  527
  Cobb County, Hospital
    Authority,
    Anticipation
    Certificates, Ser B, RB
    4.300%, 04/01/10           275          289
  Cobb County, Hospital
    Authority,
    Anticipation
    Certificates, Ser R, RB
    5.250%, 04/01/15           700          797
  Cobb County, Water
    Authority, RB
    5.125%, 11/01/19         1,000        1,115
  Cobb-Marietta, Coliseum
    & Exhibit Hall
    Authority, RB
    5.000%, 01/01/15         1,000        1,111
  Cobb-Marietta, Coliseum
    & Exhibit Hall
    Authority, RB, AMBAC
    5.000%, 10/01/09           550          602
  Cobb-Marietta, Coliseum
    & Exhibit Hall
    Authority, RB, MBIA
    5.000%, 10/01/10           380          427
  College Park, Business
    & Industrial
    Development Authority,
    Civic Center Project,
    RB, AMBAC
    5.500%, 09/01/11           300          341
  Columbus, Building Lease
    Authority, Ser A, RB
    5.250%, 01/01/17           705          799
    4.125%, 01/01/13           500          526
  Columbus, Hospital
    Authority, Anticipation
    Certificates, RB
    5.400%, 06/01/07           100          101
  Columbus, Water & Sewer
    Authority, RB, FSA
    5.250%, 05/01/09         1,000        1,100
  De Kalb County, Water &
    Sewer Authority, RB
    4.625%, 10/01/09           300          322
    4.625%, 10/01/11           200          214
    4.500%, 10/01/10           450          482
  Douglas County, School
    District, GO
    4.000%, 01/01/09           250          260
  Douglasville-Douglas
    County, Water & Sewer
    Authority, RB, AMBAC
    5.450%, 06/01/07           325          347
  Downtown Savannah
    Authority, Stormwater
    Capital Imports
    Project, RB
    4.600%, 08/01/11           600          629

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2005                                                     (Unaudited)




                           Face
GEORGIA MUNICIPAL BOND     Amount       Value
FUND                       (000)        (000)
-----------------------------------------------------
  Fayette County, Public
    Facilities Authority,
    Criminal Justice Center
    Project, RB
    5.375%, 06/01/09      $    100       $  110
    4.400%, 06/01/13           250          266
  Fayette County, School
    District, GO
    4.300%, 03/01/10           500          529
  Fayette County, Water
    Authority, RB, FSA
    4.400%, 10/01/13           275          293
  Fayette County, Water
    Authority, Ser A, RB,
    FGIC
    4.900%, 10/01/07           250          266
  Floyd County, Water
    Authority, RB, AMBAC
    4.350%, 11/01/12           170          179
  Forsyth County, GO
    5.200%, 03/01/09           300          326
  Forsyth County, School
    District, GO
    5.125%, 07/01/15           500          550
    4.250%, 07/01/10           375          397
    4.000%, 07/01/07           200          207
  Fulco, Hospital Authority,
    Saint Joseph Hospital,
    Anticipation Certificates,
    RB, Pre-Refunded
    @ 102 (A)
    5.100%, 10/01/05           225          229
  Fulton County, Development
    Authority, Technology
    Foundation Facilities
    Project, Ser A, RB
    4.500%, 11/01/10           100          108
    4.300%, 11/01/08           240          254
  Fulton County, Development
    Authority, Technology
    Foundation Facilities
    Project, Ser B, RB, MBIA
    5.000%, 09/01/12           250          268
  Fulton County, Water &
    Sewer Authority, RB, FGIC
    5.250%, 01/01/10           395          437
    5.250%, 01/01/11           250          271
    5.250%, 01/01/12           300          325
    5.250%, 01/01/13           100          108
  Gainesville & Hall Counties,
    Hospital Authority,
    Northeast Georgia Health
    System Project, RB, MBIA
    4.625%, 05/15/07           300          313
  Gainesville, Water & Sewer
    Authority, RB, FGIC
    5.625%, 11/15/15           500          564
  Georgia State, Environmental
    Facilities Authority,
    Water & Waste Water
    Project, RB
    4.700%, 07/01/11           500          526
    4.500%, 07/01/09           500          526


                            Face
GEORGIA MUNICIPAL BOND     Amount       Value
FUND                       (000)        (000)
-----------------------------------------------------
  Georgia State, Municipal
    Electric Authority,
    Project One, Ser A,
    RB, MBIA
    5.125%, 01/01/11       $   500       $  528
  Georgia State, Municipal
    Gas Authority, Buford
    Project, RB, FSA
    5.600%, 11/01/13           300          340
    5.500%, 11/01/11           200          227
    4.700%, 11/01/08           215          230
  Georgia State, Municipal
    Gas Authority, City of
    Toccoa Project, RB, AMBAC
    4.250%, 06/01/09           200          212
  Georgia State, Private
    Colleges & Universities
    Authority, Emory
    University Project,
    Ser A, RB
    5.000%, 11/01/11           300          331
    4.700%, 11/01/11           500          533
  Georgia State, Private
    Colleges & Universities
    Authority, Emory
    University Project,
    Ser A, RB
    5.500%, 11/01/09         1,000        1,114
  Georgia State, Private
    Colleges & Universities
    Authority, Mercer
    University Project,
    Ser A, RB
    4.750%, 10/01/11           300          310
    4.450%, 10/01/07           300          301
  Georgia State, Ser B, GO
    5.000%, 07/01/14         1,000        1,093
    5.000%, 05/01/19         1,000        1,081
  Georgia State, Ser C, GO
    7.250%, 07/01/09           150          177
    6.500%, 07/01/07           605          663
    6.500%, 04/01/08           400          448
    6.250%, 08/01/13         1,000        1,211
    5.750%, 09/01/09           500          563
  Georgia State, Ser D, GO
    7.400%, 08/01/07           500          559
    6.700%, 08/01/09         1,000        1,164
    6.300%, 11/01/09         1,000        1,153
    5.250%, 08/01/09           500          551
    5.250%, 10/01/15         1,500        1,722
  Georgia State, Ser D, GO,
    Pre-Refunded @ 100 (A)
    5.750%, 10/01/15           700          802
  Georgia State, Tollway
    Authority, Georgia
    400 Project, RB
    4.500%, 07/01/11           250          270
  Gwinnett County, School
    District, GO
    6.400%, 02/01/09         1,000        1,135
    6.400%, 02/01/10           200          232
    5.000%, 02/01/11         1,000        1,103
    5.000%, 02/01/14           500          555

SCHEDULE OF INVESTMENTS                                            SYNOVUS FUNDS
January 31, 2005                                                     (Unaudited)




                            Face
GEORGIA MUNICIPAL BOND     Amount       Value
FUND                       (000)        (000)
-----------------------------------------------------
  Gwinnett County, Water
    & Sewer Authority,
    RB 5.000%, 08/01/15     $  500      $   543
  Gwinnett County, Water
    & Sewer Authority,
    Ser B, RB
    4.750%, 08/01/16         1,000        1,082
    4.750%, 08/01/17         1,000        1,076
  Henry County, School
    District, GO
    5.200%, 08/01/10           500          554
  Henry County, Water &
    Sewer Authority, RB
    5.125%, 02/01/19         1,045        1,161
  Houston County, School
    District,
    Intergovernmental
    Contract, COP
    5.750%, 03/01/09           100          101
  Lee County, Utilities
    Authority, Water &
    Sewer Project, RB, FSA
    4.700%, 07/01/13           500          527
  Marietta, School District,
    Ser A, GO
    4.000%, 02/01/08           250          260
  Monroe, Utility Revenue
    Authority, RB, FSA
    4.500%, 12/01/12           500          539
  Newton County, Hospital
    Authority, Newton
    Health System
    Project-1999, RB
    5.250%, 02/01/09           400          437
  Newton County, School
    District, GO,
    Callable 02/01/13 @ 101
    5.000%, 02/01/15         1,000        1,100
  Newton County, Water &
    Sewer Authority, RB
    5.000%, 11/01/09           320          349
  Rome, Water & Sewer
    Authority, RB, AMBAC
    5.250%, 01/01/09           500          545
  Roswell, GO
    5.500%, 02/01/12           770          848
  Roswell, GO, Pre-Refunded
    @ 101 (A)
    5.500%, 02/01/14           150          167
  Southern Georgia
    Govermental Services,
    RB, FGIC
    4.000%, 01/01/10         1,000        1,053
  Tift County, Hospital
    Authority, Ser A, RB
    4.000%, 12/01/12           500          519
  Upper Oconee, Basin Water
    Authority, RB, FGIC
    4.950%, 07/01/11           250          270


GEORGIA MUNICIPAL BOND                  Value
FUND                      Shares        (000)
-----------------------------------------------------
Total Municipal Bonds
  (Cost $55,510)                       $ 57,865
                                       ---------
MONEY MARKETS (3.7%)
  SEI Tax Exempt Trust,
    Institutional Tax-Free
    Fund, Cl A           2,139,990        2,140
  SEI Tax Exempt Trust,
    Tax-Free Fund, Cl A    108,570          109
                                       ---------
TOTAL MONEY MARKETS
  (Cost $2,249)                           2,249
                                       ---------
TOTAL INVESTMENTS (99.0%)
  (Cost $57,759)+                        60,114
                                       =========
PERCENTAGES ARE BASED ON NET ASSETS OF $60,743,027.

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE SCHEDULE OF INVESTMENTS.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES

+ AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $57,759,456, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,406,020 AND $(51,576), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.